Label	Element	Value
Taxable Temporary Differences Member [Member]
Applicable Tax Rate	ifrs-full_ApplicableTaxRate	27.50%	[1]
Applicable Tax Rate	ifrs-full_ApplicableTaxRate	24.20%	[2]
Derivatives Assets Held For Trading Member [Member]
Description Of Valuation Processes Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfValuationProcessesUsedInFairValueMeasurementLiabilities	For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Description Of Valuation Processes Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfValuationProcessesUsedInFairValueMeasurementLiabilities	For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 3,054,614,000,000
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	3,717,819,000,000
Financial Liabilities	ifrs-full_FinancialLiabilities	3,054,614,000,000
Financial Liabilities	ifrs-full_FinancialLiabilities	3,717,819,000,000
Financial Liabilities At Fair Value	ifrs-full_FinancialLiabilitiesAtFairValue	3,054,614,000,000
Financial Liabilities At Fair Value	ifrs-full_FinancialLiabilitiesAtFairValue	3,717,819,000,000
Derivatives Assets Held For Trading Member [Member] | Level1 Of Fair Value Hierarchy Member [Member]
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	272,766,000,000
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 474,921,000,000
Derivatives Assets Held For Trading Member [Member] | Level2 Of Fair Value Hierarchy Member [Member]
Description Of Inputs Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfInputsUsedInFairValueMeasurementLiabilities	Discount rate, Price of Underlying asset , Volatility, Foreign exchange rate, Credit Spread, Stock price and others
Description Of Inputs Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfInputsUsedInFairValueMeasurementLiabilities	Discount rate, Price of Underlying asset , Volatility, Foreign exchange rate, Credit Spread, Stock price and others
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 2,717,862,000,000
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 3,041,052,000,000
Description Of Valuation Techniques Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfValuationTechniquesUsedInFairValueMeasurementLiabilities	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model , Option Valuation Model and others
Description Of Valuation Techniques Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfValuationTechniquesUsedInFairValueMeasurementLiabilities	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model , Option Valuation Model and others
Derivatives Assets Held For Trading Member [Member] | Level3 Of Fair Value Hierarchy Member [Member]
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 63,986,000,000
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 201,846,000,000
Derivatives Assets Held For Fair Value Hedging Member [Member]
Description Of Valuation Processes Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfValuationProcessesUsedInFairValueMeasurementLiabilities	For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Description Of Valuation Processes Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfValuationProcessesUsedInFairValueMeasurementLiabilities	For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 88,151,000,000
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	89,309,000,000
Financial Liabilities	ifrs-full_FinancialLiabilities	88,151,000,000
Financial Liabilities	ifrs-full_FinancialLiabilities	89,309,000,000
Financial Liabilities At Fair Value	ifrs-full_FinancialLiabilitiesAtFairValue	88,151,000,000
Financial Liabilities At Fair Value	ifrs-full_FinancialLiabilitiesAtFairValue	89,309,000,000
Derivatives Assets Held For Fair Value Hedging Member [Member] | Level1 Of Fair Value Hierarchy Member [Member]
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	0
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 0
Derivatives Assets Held For Fair Value Hedging Member [Member] | Level2 Of Fair Value Hierarchy Member [Member]
Description Of Inputs Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfInputsUsedInFairValueMeasurementLiabilities	Discount rate, Volatility, Foreign exchange rate and others
Description Of Inputs Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfInputsUsedInFairValueMeasurementLiabilities	Discount rate, Volatility, Foreign exchange rate and others
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 88,081,000,000
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 89,123,000,000
Description Of Valuation Techniques Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfValuationTechniquesUsedInFairValueMeasurementLiabilities	DCF Model, Closed Form, FDM
Description Of Valuation Techniques Used In Fair Value Measurement Liabilities	ifrs-full_DescriptionOfValuationTechniquesUsedInFairValueMeasurementLiabilities	DCF Model, Closed Form, FDM
Derivatives Assets Held For Fair Value Hedging Member [Member] | Level3 Of Fair Value Hierarchy Member [Member]
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 70,000,000
Financial Liabilities Measured At Fair Value	kb_FinancialLiabilitiesMeasuredAtFairValue	₩ 186,000,000

[1]	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the rate of 27.5% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2017.
[2]	The rate of 24.2% has been applied for the deferred tax assets and liabilities expected to be utilized.